Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	BUFFALO FUNDS
Central Index Key	0001135300
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun. 03, 2013
Prospectus Date	Jun. 03, 2013
Buffalo Discovery Fund | Buffalo Discovery Fund
Risk/Return:
Trading Symbol	BUFTX
Buffalo Dividend Focus Fund | Buffalo Dividend Focus Fund
Risk/Return:
Trading Symbol	BUFDX
Buffalo Emerging Opportunities Fund | Buffalo Micro Cap Fund
Risk/Return:
Trading Symbol	BUFOX
Buffalo Flexible Income Fund | Buffalo Flexible Income Fund
Risk/Return:
Trading Symbol	BUFBX
Buffalo Growth Fund | Buffalo Growth Fund
Risk/Return:
Trading Symbol	BUFGX
Buffalo High Yield Fund | Buffalo High Yield Fund
Risk/Return:
Trading Symbol	BUFHX
Buffalo International Fund | Buffalo International Fund
Risk/Return:
Trading Symbol	BUFIX
Buffalo Large Cap Fund | Buffalo Large Cap Fund
Risk/Return:
Trading Symbol	BUFEX
Buffalo Mid Cap Fund | Buffalo Mid Cap Fund
Risk/Return:
Trading Symbol	BUFMX
Buffalo Small Cap Fund | Buffalo Small Cap Fund
Risk/Return:
Trading Symbol	BUFSX